Award Timing Disclosure	12 Months Ended
Mar. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Granting Practices
Although we do not have a formal policy with respect to the timing of grants of our equity incentive awards, the Compensation Committee has historically granted such awards on a predetermined annual schedule during the first quarter of our fiscal year. We also periodically grant off-cycle equity incentive awards in connection with specific circumstances such as new hires, promotions, special incentive or retention efforts or as replacement grants.
The Company has never granted, and has no plans to grant, any equity award to current or new employees in anticipation of the release of material nonpublic information, and we do not accelerate or delay the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation. The exercise price of stock options is no less than the closing price of our stock on the effective date of the grant.

Award Timing Method
Although we do not have a formal policy with respect to the timing of grants of our equity incentive awards, the Compensation Committee has historically granted such awards on a predetermined annual schedule during the first quarter of our fiscal year. We also periodically grant off-cycle equity incentive awards in connection with specific circumstances such as new hires, promotions, special incentive or retention efforts or as replacement grants.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
The Company has never granted, and has no plans to grant, any equity award to current or new employees in anticipation of the release of material nonpublic information, and we do not accelerate or delay the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation. The exercise price of stock options is no less than the closing price of our stock on the effective date of the grant.

MNPI Disclosure Timed for Compensation Value	false